INCOME TAXES	12 Months Ended
Oct. 31, 2023
Notes and other explanatory information [abstract]
INCOME TAXES

20.	INCOME TAXES

As the Company operates in the legal cannabis industry, certain subsidiaries of the Company are subject to the limits of IRC Section 280E for U.S. federal income tax purposes. Under IRC Section 280E, these subsidiaries are generally only allowed to deduct expenses directly related to the Cost of Goods Sold. This results in permanent differences between ordinary and necessary business expenses deemed non-allowable under IRC Section 280E. Therefore, the effective tax rate can be highly variable and may not necessarily correlate with pre-tax income or loss recognized for financial reporting purposes.

The Company is treated as a U.S. corporation for U.S. federal income tax purposes under IRC Section 7874 and is subject to U.S. federal income tax on its worldwide income. However, for Canadian tax purposes, the Company, regardless of any application of IRC Section 7874, is treated as a Canadian resident company for Canadian income tax purposes as defined in the ITA. As a result, the Company is subject to taxation both in Canada and the United States. The Company is also subject to state income taxation in various state jurisdictions in the United States. The Company’s income tax is accounted for in accordance with IAS 12 Income Taxes.

For the tax years ending October 31, 2023, 2022 and 2021, income tax expense consisted of:

	Years ended October 31,
	2023	2022	2021
	$	$	$
Current expense:
Federal	498,435	217,571	113,699
State	68,861	27,787	36,844
Adjustment to prior years provision versus statutory tax returns	273,994	-	-
Total current expense:	841,290	245,358	150,543
Deferred expense (benefit):
Federal	(1,354,696)	(990,452)	(1,288,637)
State	(389,828)	(350,374)	(322,400)
Change in unrecognized deductible temporary differences	1,274,166	1,340,826	1,611,037
Total deferred (benefit):	(470,358)	-	-
Total income tax expense:	370,932	245,358	150,543

The difference between the income tax expense for the years ended October 31, 2023, 2022 and 2021, and the expected income taxes based on the statutory tax rate applied to income (loss) before income tax is as follows:

	Years ended October 31,
	2023	2022	2021
	$	$	$
Income (loss) before income taxes and noncontrolling interest	(291,388)	665,309	(864,202)
Statutory tax rates	24.46%	27.25%	27.25%
Expected income tax (recovery)	(71,275)	181,297	(235,495)
Change in statutory tax rates and FX rates	21,890	92,662	84,952
Nondeductible expenses	1,069,536	38,802	(42,264)
Deferral adjustments	(1,189,931)	(1,374,372)	(1,260,938)
Change in unrecognized deductible temporary differences	1,274,166	1,340,826	1,611,038
Net operating loss	(1,323,949)	-	-
Fiscal year to calendar year adjustment	316,501	(33,856)	(6,749)
Adjustment to prior years provision versus statutory tax returns	273,994	-	-
Total income tax expense:	370,932	245,358	150,543

The following tax assets arising from temporary differences and non-capital losses have been recognized in the consolidated financial statements for the years ended October 31, 2023, 2022 and 2021:

	Years ended October 31,
	2023	2022	2021
	$	$	$
Property, plant and equipment	127,305	-	-
Inventory	127,846	-	-
ROU Leases	(108,206)	-	-
Net Operating Loss Carryforward (federal)	318,614	-	-
Net Operating Loss Carryforward (state)	4,799	-	-
Net deferred tax assets:	470,358	-	-

Deferred income taxes reflect the net tax effects of temporary differences between the carrying amounts of assets and liabilities for financial reporting purposes and the amounts used for income tax purposes. Deferred income tax liabilities result primarily from amounts not taxable until future periods. Deferred income tax assets result primarily from operating tax loss carry forwards and temporary differences related to property, plant and equipment and inventory, and have been offset against deferred income tax liabilities. As of October 31, 2023, Grown Rogue International Inc. has estimated Canadian non-capital losses of CAD$9,000,490. These Canadian non-capital losses are available to be carried forward, to be applied against Grown Rogue International Inc.’s taxable income earned in Canada over the next 20 years and expire between 2030 and 2042. The deferred tax benefit of these Canadian tax losses has not been set up as an asset as it is not probable that sufficient taxable profits will be available for Canadian tax purposes to realize the carryforward of unused tax losses. Additionally, the deferred tax benefit of capitalized transaction costs and startup costs have not been setup as a deferred tax asset since it is not probable that the Company would be able to realize these deductible temporary differences for U.S. tax purposes.

The Company operates in various U.S. state tax jurisdictions and is subject to examination of its income tax returns by tax authorities in those jurisdictions who may challenge any item on these returns. Because the tax matters challenged by tax authorities are typically complex, the ultimate outcome of these challenges is uncertain. In accordance with IAS 12, the Company recognizes the benefits of uncertain tax positions in our financial statements only after determining that it is more likely than not that the uncertain tax positions will be sustained. For the years ended October 31, 2023, 2022 and 2021, the Company did not record an accrual for uncertain tax positions.

The Company recognizes accrued interest and penalties related to unrecognized tax benefits in the provision for income taxes. There are no positions for which it is reasonably possible that the uncertain tax benefit will significantly increase or decrease within twelve months. The Company files income tax returns in the United States, including various state jurisdictions, and in Canada, which remain open to examination by the respective jurisdictions for the 2018 tax year to the present.

U.S. Federal and state tax laws impose restrictions on net operating loss carryforwards in the event of a change in ownership of the Company, as defined by the IRC Section 382. The Company does not believe that a change in ownership, as defined by IRC Section 382, has occurred but a formal study has not been completed.

U.S. Congress passed the Inflation Reduction Act in August 2022. The Company does not anticipate any impact to its income tax provision as a result of the new U.S. legislation.